12 Investments (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Summary of investments [Line Items]
Equity		R$ 22,793,704	R$ 21,635,783	R$ 19,551,688	R$ 17,513,009
Dividends distributed		231,611	800,352
Other comprehensive income		511,169	(363,076)	(10,994)
Profit for the year		973,318	3,367,517	2,835,068
Investments		63,417	53,187
Other comprehensive income		17	(17)	0
Other investments [member]
Summary of investments [Line Items]
Investments		6,099	365
Overall total		63,417	53,187
Saneaqua mairinque [member]
Summary of investments [Line Items]
Equity	[1]	4,013	4,783	5,720
Dividends distributed		0
Other comprehensive income		17
Profit for the year	[1]	(770)	(871)	(790)
Profit for the year - change in the equity	[2]	0
Investments		0	1,434
Dividends distributed - change in the equity		0
Reclassification	[3]	(1,203)
Equity in the earnings of subsidiaries		(248)	R$ (262)	R$ (237)
Equity in the earnings of subsidiaries - change in the equity	[2]	R$ 0
Interest percentage		4.60%	30.00%	30.00%
Aguas de castilho [member]
Summary of investments [Line Items]
Equity		R$ 8,533	R$ 7,242	R$ 6,084
Dividends distributed		(322)
Profit for the year		1,600	1,767	1,001
Profit for the year - change in the equity		13
Investments		2,560	2,172
Dividends distributed - change in the equity			(97)
Other comprehensive income		0
Reclassification		0
Equity in the earnings of subsidiaries		R$ 481	529	R$ 300
Equity in the earnings of subsidiaries - change in the equity	[2]		R$ 4
Interest percentage		30.00%	30.00%	30.00%
Sesamm [member]
Summary of investments [Line Items]
Equity		R$ 51,514	R$ 45,923	R$ 43,547
Dividends distributed		(1,741)
Profit for the year		7,332	4,418	5,621
Profit for the year - change in the equity	[2]	0
Investments		18,546	16,533
Dividends distributed - change in the equity		(627)
Other comprehensive income		0
Reclassification		0
Equity in the earnings of subsidiaries		2,640	R$ 1,591	R$ 2,023
Equity in the earnings of subsidiaries - change in the equity	[2]	R$ 0
Interest percentage		36.00%	36.00%	36.00%
Aguas de andradina [member]
Summary of investments [Line Items]
Equity		R$ 29,576	R$ 30,065	R$ 24,832
Dividends distributed		(1,267)
Other comprehensive income		0
Profit for the year		3,403	7,271	2,407
Profit for the year - change in the equity	[2]	(2,625)
Investments		8,873	9,020
Dividends distributed - change in the equity		(380)
Reclassification				0
Equity in the earnings of subsidiaries		1,020	R$ 2,181	R$ 722
Equity in the earnings of subsidiaries - change in the equity	[2]	R$ (787)
Interest percentage		30.00%	30.00%	30.00%
Attend ambiental [member]
Summary of investments [Line Items]
Equity		R$ 11,409	R$ 7,486	R$ 1,426
Dividends distributed		0
Profit for the year		3,958	(18,217)	(3,743)
Profit for the year - change in the equity		(35)
Investments		5,134	3,369
Dividends distributed - change in the equity		0
Reclassification		0
Equity in the earnings of subsidiaries		1,781	R$ (8,198)	R$ (1,684)
Equity in the earnings of subsidiaries - change in the equity	[2]	R$ (16)
Interest percentage		45.00%	45.00%	45.00%
Aquapolo ambiental [member]
Summary of investments [Line Items]
Equity		R$ 41,903	R$ 37,772	R$ 30,170
Dividends distributed		(15,000)
Other comprehensive income		0
Profit for the year		19,131	16,283	11,413
Profit for the year - change in the equity	[2]	0
Investments		20,532	18,508
Dividends distributed - change in the equity		(7,350)
Reclassification		0
Equity in the earnings of subsidiaries		R$ 9,374	R$ 7,979	R$ 5,592
Interest percentage		49.00%	49.00%	49.00%
Paulista geradora de energia [member]
Summary of investments [Line Items]
Equity		R$ 6,692	R$ 7,144	R$ 7,625
Dividends distributed		0
Profit for the year		(452)	(481)	(822)
Profit for the year - change in the equity	[2]	0
Investments		1,673	1,786
Reclassification		0
Equity in the earnings of subsidiaries		R$ (113)	R$ (119)	R$ (206)
Interest percentage		25.00%	25.00%	25.00%
Paulista geradora de energia [member]
Summary of investments [Line Items]
Interest percentage		25.00%	25.00%	25.00%
Total
Summary of investments [Line Items]
Other comprehensive income		R$ 17
Investments		57,318	R$ 52,822
Dividends distributed - change in the equity		(8,454)
Reclassification		(1,203)
Equity in the earnings of subsidiaries		14,935	R$ 3,701	R$ 6,510
Equity in the earnings of subsidiaries - change in the equity	[2]	R$ (799)

[1]	The amounts presented for 2020 refer to July 31, 2020.
[2]	Refer to changes in the equity of investees, as their financial statements for the year ended December 31, 2019 were issued, including some adjustments, after the Companys financial statements.
[3]	On August 20, 2020, the investee Saneaqua Mairinque held an Extraordinary Shareholders' Meeting that approved a capital increase in the amount of R$ 21,944, through the issue of 17,178,988 shares. SABESP waived its preemptive right in the participation of such capital increase, and the shares then issued because of the capital increase were entirely subscribed by the shareholder BRK Ambiental, resulting in the dilution of SABESP's interest in the investee. Accordingly, SABESP discontinued the equity accounting method and recorded this financial asset under the fair value on the transaction date, in the amount of R$ 5,734 recorded as "Other investments". The amounts corresponding to the equity result were recorded until July 2020.